Description of Business and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Accounting Policies [Abstract]
Valuation assumptions to estimate the fair value of options
The Company utilized the following assumptions to estimate the fair value of options that were granted for the three months ended June 30, 2014.  There were no options granted for the three months  ended June 30, 2015.

	Three Months Ended June 30,
	2015	2014
Expected life (years)	N/A	6.0
Volatility	N/A	151.70%
Risk-free interest rate	N/A	1.62% -1.74%
Dividend yield	N/A	0%
Forfeiture rate	N/A	10%

The Company used the following valuation assumptions to estimate the fair value of options granted for the years ended March 31, 2015 and 2014, respectively:

	Twelve Months Ended March 31,
	2015	2014
Expected life (years)	6.0	6.0
Volatility	141.73% - 151.70%	151.81% - 152.95%
Risk-free interest rate	1.63% - 1.75%	1.30% - 1.72%
Dividend yield	0%	0%

Stock option activity
A summary of the stock option activity during the three months ended June 30, 2015is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Beginning outstanding, March 31, 2015	665,058	$4.79	7.80	$67,951
Granted	--	-
Forfeited	(49,938)	2.54
Expired	(4,501)	25.52

Ending outstanding, June 30, 2015	610,619	$4.82	7.35	$-
Ending vested and expected to vest	610,474	$4.82	7.35	$-
Ending exercisable	299,876	$8.06	5.62	$-

Stock options outstanding
The following table summarizes information with respect to stock options outstanding as of June 30, 2015:

Range of Exercise Prices		Number Outstanding As of June 30, 2015	Weighted- Average Remaining Contractual Term (in years)	Weighted- Average Exercise Price	Number Exercisable As of June 30, 2015	Weighted- Average Exercise Price As of June 30, 2015
$0.75	$1.50	206,679	9.42	$0.80	17,500	$1.31
1.99	3.22	167,629	8.39	2.54	88,190	2.41
3.35	6.00	143,997	6.25	3.90	101,872	3.89
11.70	17.80	46,191	3.35	12.03	46,191	12.03
21.00	34.20	36,125	2.04	22.63	36,125	22.63
41.40	41.45	9,998	0.21	41.40	9,998	41.40
		610,619	7.35	$4.82	299,876	$8.06